Distribution of Capital Expenditures by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 36,005	$ 31,593	$ 34,814
Central Laboratory
Segment Reporting Disclosure [Line Items]
Capital Expenditure	1,449	3,991	10,774
Clinical Research
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 34,556	$ 27,602	$ 24,040